Changes in accounting policies	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in accounting policies
Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements, except as described below. The Corporation has initially adopted IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, effective January 1, 2018. The effect of initially applying these standards during the year ended December 31, 2018 did not have a material impact on these consolidated financial statements. A number of other new standards are also effective from January 1, 2018 but they also did not have a material impact on the Corporation's financial statements.
Due to the transition methods chosen by the Corporation in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

(a)	IFRS 15 Revenue from Contracts with Customers
IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgment.

IFRS 15 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard applies to contracts with customers. It does not apply to insurance contracts, financial instruments or lease contracts, which fall in the scope of other IFRSs. The clarifications to IFRS 15 provide additional guidance with respect to the five-step analysis, transition, and the application of the Standard to licenses of intellectual property.

3.	Changes in accounting policies (cont'd):

(a)	IFRS 15 Revenue from Contracts with Customers (cont'd)
The Corporation has adopted IFRS 15 using the cumulative effect method, without practical expedients, with the effect of initially applying this standard recognized at the date of initial application of January 1, 2018. Accordingly, the information presented for 2017 has not been restated. It is presented, as previously reported, under IAS 18, IAS 11 and related interpretations.

The adoption of IFRS15 did not have a material impact on the Corporation's financial statements.

(b)    IFRS 9 Financial Instruments

IFRS 9 Financial Instruments sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement. There was no material impact to the Corporation’s financial statements as a result of transitioning to IFRS 9.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard introduces additional changes relating to financial liabilities. It also amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment.
IFRS 9 also includes a new general hedge accounting standard which aligns hedge accounting more closely with risk management. This new standard does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however it will provide more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. Special transitional requirements have been set for the application of the new general hedging model.
The adoption of IFRS 9 did not have a material impact on the Corporation’s financial statements.